Consolidated Balance Sheets Detail - Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Finite-Lived Intangible Assets [Line Items]
Cost	$ 1,291	$ 2,311
Accumulated Amortization	689	1,098
Net Book Value	602	1,213
Amortization expenses related to intangible assets	163	492	$ 510
Intangible assets acquired during the period	57	477
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2018	150
2019	127
2020	116
2021	99
2022	81
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Cost	676	677
Accumulated Amortization	446	367
Net Book Value	230	310
Intellectual property
Finite-Lived Intangible Assets [Line Items]
Cost	418	1,437
Accumulated Amortization	184	704
Net Book Value	234	733
Other acquired intangibles
Finite-Lived Intangible Assets [Line Items]
Cost	197	197
Accumulated Amortization	59	27
Net Book Value	$ 138	$ 170